TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
TAX EXPENSE [abstract]
Schedule of tax expense on consolidated statement of income

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Current tax
- Provision for the year	13,677	21,313	26,668
- Adjustment of prior years	279	228	(72)
Deferred taxation (Note 22)	(1,343)	(834)	(10,317)

	12,613	20,707	16,279

Schedule of reconciliation between actual income tax and expected income tax expense

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Earnings before income tax	56,411	80,151	86,697
Expected PRC income tax expense at a statutory tax rate of 25%	14,103	20,038	21,674
Tax effect of preferential tax rate (Note i)	(1,033)	83	(793)
Effect of income taxes at foreign operations (Note ii)	391	299	(1,394)
Tax effect of non-deductible expenses	788	1,529	1,905
Tax effect of non-taxable income	(2,583)	(2,786)	(5,939)
Tax effect of utilization of previously unrecognized tax losses and temporary differences	(235)	(453)	(613)
Tax effect of tax losses not recognized	828	958	1,485
Write-down of deferred tax assets	75	811	26
Adjustment of prior years	279	228	(72)

Actual income tax expense	12,613	20,707	16,279

Note:

(i)     The provision for PRC current income tax is based on a statutory income tax rate of 25% of the assessable income of the Group as determined in accordance with the relevant income tax rules and regulations of the PRC, except for certain entities of the Group in western regions in the PRC are taxed at preferential income tax rate of 15% through the year 2020.

(ii)     It is mainly due to the foreign operation in the Republic of Angola (“Angola”) calculated the assessable income in accordance with the relevant income tax rules and regulations of Angola, and taxed at 50% of the assessable income as determined.